New standards and regulatory changes (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
New standards
Minimum tax rate of large multinational companies	15.00%
Retained earnings	$ 5,041,746	$ 17,461,488
Other liabilities	1,538,925	1,599,443
Trade and other payables	$ 18,726,013	$ 18,891,434